Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share Capital

Note 9. Share Capital

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001.

During the six months ended June 30, 2019 the Company issued shares of common stock as follows:

•	2,048,334 shares of common stock, with a fair value of $126,760, as additional compensation related to acquisition of Browning Production & Entertainment.

•	5,000,000 shares of common stock, with a fair value of $150,000, for consulting services to be provided.

Stock Purchase Warrants

As at June 30, 2019, the Company had reserved 185,169 shares of its common stock for the outstanding warrants with weighted average exercise price of $0.80. Such warrants expire at various times through July 2020.

During the six months ended June 30, 2019, no warrants were issued, forfeited or exercised.

Note 9. Share Capital

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001.

During the year ended December 31, 2018 the Company:

●	Issued 225,000 shares of common stock for services with a fair value of $357,750
●	Issued 1,333,334 shares of common stock, with a fair value of $1.4 million, for the acquisition of 51% of Once in a Lifetime
●	Issued 100,000 shares of common stock for services provided with a fair value of $204,000
●	Issued 504,167 shares of common stock for conversion of convertible note and accrued interest in the amount of $302,500
●	Issued 172,222 shares of common stock for conversion of convertible note and accrued interest in the amount of $103,000
●	Issued 172,222 shares of common stock for services provided with a fair value of $200,000
●	Issued 750,000 shares of common stock for exercise of warrants at a price of $0.75 per share.
●	Issued 50,000 shares of common stock for services provided with a fair value of $80,000.

●	Issued 1,376,147 shares of common stock, with a fair value of $1,541,285, as part consideration for the acquisition of Love Media House, Inc.
●	Issued 100,000 shares of common stock for services to be provided with a fair value of $85,000.
●	Issued 225,000 shares of common stock for services to be provided with a fair value of $168,750
●	Issued 850,000 shares of common stock for services provided with a fair value of $425,000
●	Issued 7,383,000 shares of common stock, for the acquisition of 51% of Banana Whale Studios Pte., Ltd see note 3.
●	Issued 1,575,000 shares of common stock for services provided with a fair value of $787,500
●	Issued 850,000 shares of common stock for exercise of warrants at a price of $0.50 per share
●	Issued 600,000 shares of common stock for services provided with a fair value of $306,000
●	Issued 300,000 shares of common stock for services provided with a fair value of $150,000
●	Issued 1,750,000 shares of common stock for cash of $0.20 per share
●	Issued 1,850,000 shares of common stock for exercise of warrants at a price of $0.10 per share
●	Issued 35,000 shares of common stock, with a fair value of $18,200, for an option to acquire an interest in Browning Productions.
●	Issued 1,525,000 shares of common stock for cash of $114,375
●	Issued 975,000 shares of common stock for exercise of warrants at a price of $0.075 per share
●	Issued 4,500,000 shares of common stock for cash of $360,000
●	Issued 1,000,000 shares of common stock for services provided with a fair value of $175,000
●	Issued 3,000,000 shares of common stock for acquisition of software with a fair value of $548,000
●	Issued 150,000 shares of common stock, with a fair value of $51,000, for the acquisition of 51% of Browning Productions.
●	Issued 5,550,000 shares of common stock for services provided with a fair value of $1,148,000
●	Issued 4,250,000 shares of common stock for cash of $324,500
●	Issued 4,250,000 shares of common stock for exercise of warrants at a price of $0.20 per share
●	Issued 354,409 shares of common stock, with a fair value of $96,000, pursuant to a settlement
●	Issued 2,000,000 shares of common stock, with a fair value of $344,000, as an adjustment to the purchase price of Love Media House, Inc.
●	Issued 9,500,000 shares of common stock for subscription receivable of $1,425,000

During the year ended December 31, 2017 the Company:

●	Issued 91,667 shares of common stock for services provided with a fair value of $176,055
●	Issued 127,366 shares of common stock for exercise of warrants at a price of $0.80 per share
●	Issued 417,461 shares of common stock for cash proceeds of $265,000
●	Issued 859,802 shares of common stock for settlement of related party loan in the amount of $662,048
●	Issued 3,000,000 shares of common stock in connection with five year employment contracts for executives with a fair value of $2,750,000
●	Issued 55,556 shares of common stock for exercise of warrants at a price of $0.80 per share
●	Issued 37,500 shares of common stock for settlement of amount owing of $30,000
●	Issued 13,000,000 shares of common stock as part of settlement of convertible debenture and accrued interest in the amount of $3,350,000
●	Issued 4,000,000 shares of common stock for redemption of 555,555 shares of Series A-1 Preferred Stock
●	Issued 108,333 shares of common stock for services provided with a fair value of $83,416
●	Issued 833,334 shares of common stock for the exercise of warrants at a price of $0.60 per share
●	Issued 1,075,000 shares of common stock for services provided with a fair value of $1,161,000
●	Issued 350,000 shares of common stock for the exercise of warrants at a price of $0.60 per share
●	Issued 155,000 shares of common stock for the exercise of warrants at a price of $0.80 per share

Stock Purchase Warrants

As at December 31, 2018, the Company had reserved 185,169 shares of its common stock for the outstanding warrants with weighted average exercise price of $0.80. Such warrants expire at various times up to July 2020.

During the year ended December 31, 2018, 5,225,000 warrants were issued, 301,219 warrants were forfeited and 8,675,000 warrants were exercised, for proceeds of $2,096,000.

During the year ended December 31, 2018, the Company agreed to reduce the exercise price on 6.5 million outstanding warrants, which resulted in additional compensation cost of $544,000, in order to obtain additional funding.

Under the engagement agreement with Maxim Group LLC, the Company has agreed for any financing arranged by Maxim for the Company, during the contractual period, the Company will in addition to paying a cash fee of up to 7% of funds raised to deliver a cash warrant to Maxim to purchase shares in the Company equal to 4% of the number of shares issued in the financing. The warrants will be exercisable at 120% of the pricing of the common stock issued in the raise. The exercisable period is 12 months from the date of the raise, thereafter if not exercised the warrants will lapse.